Expense Example	Nov. 26, 2025 USD ($)
VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
VistaShares BitBonds 10 Yr Enhanced Weekly Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
VistaShares BitBonds 20 Yr Enhanced Weekly Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	$ 167